Revenues (Tables)	3 Months Ended
Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Schedule of disaggregation of revenues
	Three months ended March 31,
	2021	2020
	(U.S. $ in thousands)
Americas
Products	$49,568	$48,244
Service	32,545	38,329
Total Americas	82,113	86,573

EMEA
Products	22,501	20,747
Service	6,417	6,173
Total EMEA	28,918	26,920

Asia Pacific
Products	18,255	14,181
Service	4,903	5,233
Total Asia Pacific	23,158	19,414

Total Revenues	$134,189	$132,907

Schedule of disaggregated based on the timing of revenue recognition
	Three months ended March 31,
	2021	2020
	(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$90,324	$83,172
Services	10,601	10,644
Total revenues recognized in point in time	100,925	93,816

Revenues recognized over time from:
Services	33,264	39,091
Total revenues recognized over time	33,264	39,091

Total Revenues	$134,189	$132,907

Schedule of changes in deferred revenue
	March 31,	December 31,
	2021	2020
	U.S. $ in thousands

Deferred revenue*	63,487	63,392

*Includes $14.1 million and $14.2 million under long term deferred revenue in the Company's consolidated balance sheets as of March 31, 2021 and December 31, 2020, respectively.